Taxation (Tables)	6 Months Ended
Jun. 30, 2025
Taxation [Abstract]
Schedule of Income Before Provision for Income Taxes

Income before provision for income taxes is attributable to the following geographic locations for the six months ended June 30, 2024 and 2025:

	For the Six Months Ended June 30,
	2024	2025
	RMB	RMB
Cayman	(4,276)	(34,917)
Hong Kong	(1,121)	(18,136)
BVI	(1)	(9)
PRC, excluding Hong Kong	18,770	13,709
	13,372	(39,353)

Schedule of Income Tax Benefits	Income tax benefit consists of the following:
	For the Six Months Ended June 30,
	2024	2025
	RMB	RMB
Current income tax benefit	(3,039)	(171)
	(3,039)	(171)

Schedule of Income Tax Expense Reconciliation

The actual income tax expense reported in the Unaudited Interim Condensed Consolidated Statements of Operations and Comprehensive Income/(Loss) for each of six months ended June 30, 2024 and 2025 differs from the amount computed by applying the PRC statutory income tax rate of 25% to loss before income taxes due to the following:

	For the Six Months Ended June 30,
	2024	2025
	RMB	RMB
Income/(loss) before income tax	13,372	(39,353)

Income tax expense/(benefit) computed at PRC statutory tax rate	3,343	(9,838)
Tax effects of:
-Tax rate differential not subject to PRC income tax	1,165	14,521
-Permanent difference	(7,501)	(14,357)
-Change in valuation allowance	3,066	9,755
-Late payment surcharge on uncertain tax position	(3,247)	(252)
-Others	135	—
	(3,039)	(171)

Schedule of Deferred Tax Assets and Liabilities

The tax effects of temporary differences that give rise to the deferred income tax assets and liabilities as of December 31, 2024 and June 30, 2025 are as follows:

	As of December 31,	As of June 30,
	2024	2025
	RMB	RMB
Net operating loss carrying forward	131,486	129,735
Allowance for credit losses	247,404	269,427
Payroll and accrued expenses	7,750	4,011
Deductible advertisement expenses	881	—
Long-term equity investment impairment	62,945	62,945
Intangible assets (Note (i))	20,949	19,179
Accounts payable written off	(88,262)	(92,389)
Gross deferred tax assets	383,153	392,908
Less: valuation allowance	(383,153)	(392,908)
Net deferred tax assets	—	—

(i)	In December 2020, Shenzhen Fangdd transferred certain internal developed software to another subsidiary of the Group at a consideration of RMB141.5 million which resulted a difference between the financial statement carrying amounts of the intangible asset and the respective tax base.

Schedule of Movements of the Valuation Allowance

The movements of the valuation allowance are as follows:

	For the Six Months Ended June 30,
	2024	2025
	RMB	RMB
Balance at the beginning of the period	(390,721)	(383,153)
Changes of valuation allowance	(3,065)	(9,755)
Balance at the end of the period	(393,786)	(392,908)

Schedule of Unrecognized Tax Benefits

A reconciliation of the beginning and ending amount of total unrecognized tax benefits for the six months ended June 30, 2024 and 2025 is as follows:

	For the Six Months Ended June 30,
	2024	2025
	RMB	RMB
Balance at the beginning of the period	(28,654)	(21,176)
Changes of unrecognized tax benefits	3,247	560
Balance at the end of the period	(25,407)	(20,616)